Stockholders' equity - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended							12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended							1 Months Ended
	Aug. 26, 2011	Apr. 29, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 26, 2012	Sep. 01, 2011	Dec. 31, 2010 Before Reverse Stock Split [Member]	Apr. 29, 2011 Before Reverse Stock Split [Member] Format Inc [Member]	Dec. 31, 2010 After Reverse Stock Split [Member]	Apr. 29, 2011 After Reverse Stock Split [Member] Format Inc [Member]	Mar. 31, 2013 Stock Purchase Agreement [Member]	Dec. 31, 2011 Stock Purchase Agreement [Member]	Dec. 31, 2012 Stock Purchase Agreement [Member]	Apr. 29, 2011 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Mar. 31, 2013 Private Placement [Member]	Apr. 29, 2011 Private Placement Warrants [Member]	Mar. 31, 2013 Private Placement Warrants [Member]	Dec. 31, 2012 Private Placement Warrants [Member]	Dec. 31, 2012 Roth Warrant [Member]	Sep. 30, 2012 Roth Warrant [Member]	Sep. 01, 2011 Roth Warrant [Member]	Aug. 26, 2011 Roth Warrant [Member]	Apr. 29, 2011 Roth Warrant [Member] After Reverse Stock Split [Member]
Sale Of Stock [Line Items]
Shares of common stock issuable upon exercise of the private placement warrant			597,918	736,252	750,002												750,002			750,002
Common stock exercise price			$ 0.001	$ 0.001	$ 0.001																$ 13.00	$ 13.00
Warrants expiry date																	Apr. 29, 2016		Apr. 29, 2016				Apr. 29, 2016
Gross proceed from issuance of common stock and additional warrants			$ 5,000,000	$ 5,000,000
Preferred stock conversion price per share	$ 12.00		$ 12.00	$ 12.00
Common stock purchased by the company, shares			830,925	830,925	830,925								830,925		830,925
Common stock purchased by the company, value			4,250,000	4,250,000	4,250,000								4,250,000		4,250,000
Common stock purchased by the company, per share value													$ 5.11	$ 5.11
Eligible period to use a registration statement			30 days	30 days
Filing registration, condition for suspension, description			(which period may not be for more than 20 consecutive days or for a total of more than 45 days in any 12-month period)	(which period may not be for more than 20 consecutive days or for a total of more than 45 days in any 12-month period)
Payment to investors			1.50%	1.50%
Liquidated damages			300,000	300,000
Changes in aggregate value of common stock issued and outstanding	10,000					10,000
Number of common shares outstanding		10,000,000	9,216,621	9,078,287	9,064,537				10,000,000	770,083
Common stock, number of shares issued after Reverse Split	9,496,753										312,500	24,093															105,000
Common stock, shares issued			10,047,546	9,909,212	9,895,462																				62,116		3,360,000
Number of preferred stock converted																										113,961
Additional paid in capital	9,700,000		14,323,000	10,862,000	10,154,000
Amount of preferred stock converted into common stock				1,000			10,000
Common stock, shares authorized			50,000,000	50,000,000	50,000,000
Common stock, shares outstanding				9,078,287	9,064,537
Private Placement proceeds allocated to preferred stock and Private Placement Warrants		18,000,000
Common equity value as adjusted for the Reverse Split		$ 10.08
Number of converted shares of preferred stock issued in private placement		1,500,009
Price per warrant		$ 3.85
Preferred equity value		9,700,000
Value assigned to the company preferred stock																15,100,000
Aggregate sale of shares		18,000
Estimated fair value		2,887,000
Volatility factor			55.00%	55.00%												50.00%		60.00%
Risk-free interest rate																2.10%
Dividend yield				0.00%												0.00%
Private placement warrants term																	5 years
Exercise price per share																	$ 13.00						$ 13.20
Adjusted shares of common stock								105,000																62,116	62,116
Estimated fair value of the Roth Warrant		400,000
Share price for warrant issuable		$ 3.80
Warrant shares issuable				42,884
Transaction costs incurred in connection with the Reverse Recapitalization and the Private Placement consist of cash costs				5,700,000
Allocated equity				4,900,000
Costs allocated to the Private Placement Warrants				800,000
Costs for filing registration statements					$ 600,000
Shares reserved for awards pursuant to incentive compensation plan				830,925